Controlled entities (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Alusud Argentina S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Argentina S.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Gulf Closures W.L.L.
Disclosure of subsidiaries [line items]
Ownership interest	49.00%	49.00%
Voting interest	49.00%
Graham Packaging Belgium BVBA
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Lummen BVBA
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International (Brazil) Sistemas de Vedacao Ltda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging do Brasil Indústria e Comércio Ltda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
CSI Latin American Holdings Corporation
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Evergreen Packaging Canada Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Canada Company
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Pactiv Canada Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Consumer Products Canada Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Alusud Embalajes Chile Ltda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Evergreen Packaging (Shanghai) Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Evergreen Packaging (Shanghai) Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging (Taizhou) Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Metals (Shanghai) Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Techne Machineries Foshan Ltd
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Zhejiang Zhongbao Pactiv Packaging Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	62.50%
Voting interest	0.00%
Alusud Embalajes Colombia Ltda.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Closure Systems International (Colombia Trade) S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
CSI Closure Systems Manufacturing de Centro America, Sociedad de Responsabilidad Limitada
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International (Egypt) LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Evergreen Packaging de El Salvador, S.A. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Company Oy
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Europe S.N.C.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging France S.A.S.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Normandy S.A.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Villecomtal S.A.R.L.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International Machinery (Germany) GmbH
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Pactiv Deutschland Holdinggesellschaft mbH
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Closure Investment Holdings (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
GP Asia Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Technegen International Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
CSI Hungary Manufacturing and Trading Limited Liability Company
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
PT. Graham Packaging Indonesia
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Closure Systems International Japan, Limited
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Evergreen Packaging Korea Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging European Holdings (Luxembourg) S.à r.l.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging European Holdings (Luxembourg) I S.à r.l.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging European Holdings (Luxembourg) II S.à r.l.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
CSI en Ensenada, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
CSI en Saltillo, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
CSI Tecniservicio, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Graham Packaging Plastic Products de Mexico, S. de. R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Grupo Corporativo Jaguar, S.A. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Grupo CSI de México, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Innovación y Asesorìa en Plástico, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Pactiv Foodservice Mexico, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Pactiv Mexico, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Servicios Graham Packaging, S. de. R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Servicios Industriales Jaguar, S.A. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Servicios Integrales de Operacion, S.A. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Holdings B.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Zoetermeer B.V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Beverage Packaging (New Zealand) Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Beverage Packaging Factoring Trust
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	0.00%
Voting interest	0.00%
Beverage Packaging Holdings I Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Beverage Packaging Holdings III Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Beverage Packaging Holdings V Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Closure Solutions Holdings Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	0.00%
Voting interest	100.00%
Evergreen Packaging International Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Group Issuer (New Zealand) Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Packaging I Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Packaging International Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Alusud Peru S.A.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Poland Sp. z o.o.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
CSI Vostok Limited Liability Company
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Pactiv Asia Pte Ltd
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International España, S.L.U.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Iberica S.L.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Evergreen Packaging (Taiwan) Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Closure Systems International Plastik Ithalat Ihracat Sanayi Ve Ticaret Limited Sirketi
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Graham Packaging European Services Limited
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
BCP/Graham Holdings LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Blue Ridge Holding LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Blue Ridge Paper Products LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
BRPP, LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Closure Systems International Americas, Inc.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International Holdings LLC
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International Inc.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International LLC
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems International Packaging Machinery Inc.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Closure Systems Mexico Holdings LLC
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Coast-Packaging Company (California General Partnership)
Disclosure of subsidiaries [line items]
Ownership interest	50.00%	50.00%
Voting interest	50.00%
CSI Mexico LLC
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
CSI Sales & Technical Services Inc.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Evergreen Packaging LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
GEC Packaging Technologies LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
GPC Opco GP LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
GPC Sub GP LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
GPC US LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Company Europe LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Company Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Company, L.P.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Holdings Company
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging International Plastics Products Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Latin America, LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Leasing USA LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging PET Technologies Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging Plastic Products LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging PX Company
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging PX Holding Corporation
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Graham Packaging PX, LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Pactiv LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Pactiv Management Company LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Pactiv Packaging Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
PCA West Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Consumer Products Holdings LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Consumer Products Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Consumer Products LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Europe Services LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	0.00%
Voting interest	100.00%
Reynolds Group Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Group Issuer Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Group Issuer LLC
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Manufacturing, Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Presto Products Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Reynolds Services Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%
Southern Plastics Inc.
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%
Voting interest	0.00%
Trans Western Polymers, Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Voting interest	100.00%